Post-employment benefits - Disclosure of Financial and Demographic Assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Austria
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	0.40%	0.90%
Future salary increases	3.00%	3.00%	3.00%
Duration in years	11 years 5 months 26 days	12 years 1 month 6 days	13 years 6 months
Austria | Male
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years	62 years
Austria | Female
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years	62 years
Switzerland
Disclosure of defined benefit plans [line items]
Discount rate	1.10%	0.20%	0.30%
Inflation rate	1.00%	1.00%	1.00%
Future salary increases	1.50%	1.50%	1.50%
Duration in years	17 years 7 days	20 years 6 months	20 years 10 months 24 days
Expected contributions to be paid to plan for next annual reporting period	€ 629	€ 694	€ 725
Switzerland | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years	65 years
Switzerland | Female
Disclosure of defined benefit plans [line items]
Retirement age	64 years	64 years	64 years
France
Disclosure of defined benefit plans [line items]
Discount rate	1.20%	0.40%	0.90%
Future salary increases	2.00%	2.00%	2.00%
Duration in years	15 years 9 months 10 days	16 years 4 months 24 days	16 years 4 months 24 days
France | Male
Disclosure of defined benefit plans [line items]
Retirement age	64 years	64 years	64 years
France | Female
Disclosure of defined benefit plans [line items]
Retirement age	62 years	62 years	62 years
Italy
Disclosure of defined benefit plans [line items]
Discount rate	1.00%	0.30%	0.80%
Inflation rate	1.50%	1.50%	1.50%
Duration in years	9 years 7 months 20 days	9 years 9 months 18 days	10 years 2 months 12 days
Italy | Male
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years	67 years
Italy | Female
Disclosure of defined benefit plans [line items]
Retirement age	67 years	67 years	67 years
Korea
Disclosure of defined benefit plans [line items]
Discount rate	2.80%	2.00%	2.00%
Future salary increases	2.00%	2.00%	2.00%
Duration in years	11 years 10 months 13 days	12 years 1 month 6 days	12 years 10 months 24 days
Korea | Male
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years	60 years
Korea | Female
Disclosure of defined benefit plans [line items]
Retirement age	60 years	60 years	60 years
Turkey
Disclosure of defined benefit plans [line items]
Discount rate	22.50%	12.50%	12.00%
Future salary increases	19.00%	15.00%	15.00%
Duration in years	8 years 11 months 15 days	13 years 3 months 18 days	13 years 2 months 12 days
Japan
Disclosure of defined benefit plans [line items]
Discount rate	0.30%
Future salary increases	3.00%
Duration in years	8 years 8 months 1 day
Japan | Male
Disclosure of defined benefit plans [line items]
Retirement age	65 years
Japan | Female
Disclosure of defined benefit plans [line items]
Retirement age	65 years
Slovakia
Disclosure of defined benefit plans [line items]
Discount rate	1.40%
Future salary increases	8.40%
Duration in years	23 years 3 months 10 days
Spain
Disclosure of defined benefit plans [line items]
Discount rate	1.10%
Duration in years	11 years 8 months 1 day
Spain | Male
Disclosure of defined benefit plans [line items]
Retirement age	67 years
Spain | Female
Disclosure of defined benefit plans [line items]
Retirement age	67 years